GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2: GOING CONCERN CONSIDERATIONS

In the audited consolidated financial statements for the year ended December 31, 2024, the independent registered public accounting firm included an explanatory paragraph in their audit report regarding substantial doubt about the Company’s ability to continue as a going concern. That conclusion was based on conditions existing as of the audit date, including recurring operating losses and liquidity constraints.

The Company has not generated profits since inception and has sustained net losses of $4,207,772 and $4,194,215 for the six months ended June 30, 2025 and 2024, respectively. The Company also incurred negative cash flows from operations for the same periods. Historically, the Company has lacked sufficient liquidity to satisfy obligations as they come due and, as of June 30, 2025, reported a working capital deficit of $8,915,105. The Company expects to continue to generate operating losses for the foreseeable future. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025

Through the date the financial statements were available to be issued, the Company has been primarily financed through the issuance of capital stock and debt. In the event that the Company cannot generate sufficient revenue to sustain its operations, the Company will need to reduce expenses, which it has done, or obtain financing through the sale of debt and/or equity securities, which it has done. The issuance of additional equity would result in dilution to existing shareholders. If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would be unable to execute upon the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations. While the Company has several potential sources of cash including cash warrants that are registered and exercisable that are in the money, the ability to initiate an at-the-market (“ATM”) offering under its current shelf registration statement, no assurance can be given that the Company will be successful in these efforts.

Management’s Plans

In February 2025, the Company completed an offering consisting of the sale of common stock, warrants and pre-funded warrants for gross proceeds of $7,500,000, before deducting placement agent fees and commissions and other offering expenses.

In August 2025, the Company completed a private offering consisting of the sale of shares of Series D convertible preferred stock for $11,225,000 and a warrant exercise for $5,000,000 for gross proceeds of $16,225,000, before deducting placement agent fees and commissions and other offering expenses.

As of August 13, 2025, the date of issuance of these unaudited condensed consolidated financial statements, the Company expects that its cash and cash equivalents of $542,578 as of June 30, 2025, together with the net proceeds received from the August 2025 offering, and measures described below, will be sufficient to fund its operating expenses, debt obligations and capital expenditure requirements for at least one year from the date these unaudited condensed consolidated financial statements are issued.

Throughout the next twelve months, the Company intends to fund its operations from the funds raised through the August 2025 offering. Additionally, the Company intends to fund operations from increased revenues due to its new marketing efforts, including its collegiate apparel program and increased wholesale pricing, through settlement and renegotiation of aged payables, conversions of outstanding debt and accrued interest, and continuing its cost cutting measures, which the Company has already made during the first six months of 2025. The Company also plans to continue to fund its capital funding needs through a combination of public or private equity offerings, debt financings or other sources. This may include warrant exercises and/or ATM equity financings.

As of June 30, 2025, management has reassessed the Company’s financial position and believes that the conditions which previously raised substantial doubt have been alleviated. The assessment is based on the current state of operations, the $16,225,000 offering, the additional capital sources available to the Company, and the cash on hand of approximately $14,600,000 at August 13, 2025. Management believes that the Company has sufficient capital to meet its financial obligations for the next 12 months as of the date of these financial statements.

Accordingly, management has not included going concern language in these interim condensed consolidated financial statements. However, the prior audit report has not been reissued or revised, and users should refer to that report for the independent registered public accounting firm auditor’s opinion as of December 31, 2024.

There can be no assurance as to the availability or terms upon which such financing and capital might be available in the future. If the Company is unable to secure additional funding, it may be forced to curtail or suspend its business plans.

NOTE 2: GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis. The Company has not generated profits since inception, has sustained net losses of $13,106,589 and $10,247,133 for the years ended December 31, 2024 and 2023, respectively, and has incurred negative cash flows from operations for the years ended December 31, 2024 and 2023. The Company has historically lacked liquidity to satisfy obligations as they come due and as of December 31, 2024, and the Company had a working capital deficit of $16,122,611. These factors, among others, arise substantial doubt about the Company’s ability to continue as a going concern. The Company expects to continue to generate operating losses for the foreseeable future. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.

Through the date the financial statements were available to be issued, the Company has been primarily financed through the issuance of capital stock and debt. In the event that the Company cannot generate sufficient revenue to sustain its operations, the Company will need to reduce expenses, which it has done, or obtain financing through the sale of debt and/or equity securities, which it has done. The issuance of additional equity would result in dilution to existing shareholders, which did occur in February 2025. If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would be unable to execute upon the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations. While the Company has several potential sources of cash including cash warrants that are registered and exercisable that are in the money, the ability to file for an ELOC and shelf eligibility for an At-The-Market (“ATM”), no assurance can be given that the Company will be successful in these efforts.

Management’s Plans

In February 2025, the Company completed an offering consisting of the sale of common stock, warrants and pre-funded warrants for gross proceeds of $7,500,000, before deducting placement agent fees and commissions and other offering expenses. Refer Note 14 Subsequent events for further detail.

As of April 4, 2025, the date of issuance of these condensed consolidated financial statements, the Company expects that its cash and cash equivalents of $164,433, together with the net proceeds received from the February 2025 offering, and measures described below, will be sufficient to fund its operating expenses, debt obligations and capital expenditure requirements for at least one year from the date these consolidated financial statements are issued.

Throughout the next twelve months, the Company intends to fund its operations from the funds raised through the offering.  Additionally, the Company intends to fund operations from increased revenues due to its new marketing efforts and increased wholesale pricing and a more wholesale doors, through settlement and renegotiation of aged payables, conversions of outstanding debt and accrued interest, and continuing its cost cutting measures, which the Company has already made during the first three months of 2025.

The Company also plans to continue to fund its capital funding needs through a combination of public or private equity offerings, debt financings or other sources. This includes warrant exercises, an equity line of credit and At-The-Market (“ATM”) equity financings made available to us.  The Company has 22,730,680 warrants outstanding in connection with the offering in Registration Statement No. 3330-284508 filed on February 18, 2025.  The Company has an inducement agreement that was signed by the Company and the investors that allows the Company at its discretion to require the warrant holders to exercise warrants up to an aggregate value of $2 million in  warrants per thirty calendar days commencing on April 8, 2025, which would increase the Company’s cash position by $15 million over the next eight months.

There can be no assurance as to the availability or terms upon which such financing and capital might be available in the future. If the Company is unable to secure additional funding, it may be forced to curtail or suspend its business plans.